Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net loss	$ (2,658,887)	$ (6,604,789)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	255,046	670,648
Share-based compensation		711,918
Issuance of shares for share-based compensation		176,264
Loss on investments in marketable securities, net		9,266
Gain on disposal of fixed assets	(58,621)	(11,720)
Impairment loss on long-lived assets	1,699,481	750,381
Impairment loss on inventories		17,124
Impairment loss on receivables	7,636
Operating lease cost	45,167	190,040
Interest income		(57,468)
Interest expense	90,000	58,288
Reversal of deferred cash bonus		(1,646,228)
Changes in operating assets and liabilities:
Accounts receivable	18,273	108,030
Inventories		10,598
Other receivables and prepayments	(303,545)	(65,477)
Long-term deposits		29,106
Amounts due from related parties	(2,634)	48,403
Amounts due to related parties		191
Accounts payable and accrued expenses	(292,788)	(405,603)
Operating lease liabilities	(80,015)	(182,060)
Net cash used in operating activities	(1,280,887)	(6,193,088)
Cash flows from investing activities
Loan to related parties		(92,459)
Loan repayment from a related party		545,615
Purchases of property and equipment		(2,975)
Proceeds from sale of marketable securities		93,215
Proceeds from disposal of fixed assets	58,621	15,385
Net cash provided by investing activities	58,621	558,781
Cash flows from financing activities
Loan from banks
Repayment of bank loan		(3,000,000)
Issuance of convertible notes		3,000,000
Settlement of loan from a related party		(3,000,000)
Exercise of options and warrants		16,506
Loan from a related party		2,500,000
Proceeds from issuance of Class A Ordinary Shares, net		1,575,562
Net cash provided by financing activities		1,092,068
Net decrease in cash and restricted cash	(1,222,266)	(4,542,239)
Cash and restricted cash- Beginning of period	2,005,351	5,012,880
Cash and restricted cash - End of period	783,085	470,641
Supplemental disclosures of cash flow information
Interest paid		94,108
Income taxes paid
Non-cash operating, investing and financing activities
Right-of-use assets obtained in exchange for new operating lease liabilities		338,525
Convertible notes converted to Class A Ordinary Shares		6,000,000
Settlement of deferred cash bonus by issuance of share options or shares	451,660	3,078,196
Reconciliation of cash and restricted cash
Cash	783,085	340,306
Restricted cash		130,335
Total cash and restricted cash shown on the unaudited condensed consolidated statements of cash flows	$ 783,085	$ 470,641